CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
Schedule of group's consolidated prepaid and other current assets

The debtors who accounted for 10% or more of the Group’s consolidated prepaid and other current assets as follows:

	As of December 31,
	2021		2022
Debtors	RMB	%	RMB	%
Prepaid and other current assets
Purchaser	—	—%	41,788	98%